Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	AUTOVATIVE PRODUCTS INC
Entity Central Index Key	0001487522
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,235,977
Entity Common Stock, Shares Outstanding	8,585,977
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Amendment Description	Filing amendment for XBRL